IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Market Risk [Table]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Positive trading days	94.00%
Percentage of P&C deposits in total funding	70.00%		70.00%
100 bps increase [member]
Market Risk [Table]
EVE Sensitivity	$ (2,136)	$ (1,610)	$ (2,211)
Increase (decrease) to economic value of shareholders equity from prior period	75
NII Sensitivity	969	1,135	920
Increase (decrease) to net interest income from last period	49
100 bps decrease [member]
Market Risk [Table]
EVE Sensitivity	1,722	1,056	1,599
Increase (decrease) to economic value of shareholders equity from prior period	123
NII Sensitivity	(1,152)	$ (1,216)	$ (1,099)
Increase (decrease) to net interest income from last period	$ 53